Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 8,423,000	$ 1,006,000	$ 814,000	$ 10,243,000
MEXICO
Total	8,423,000	1,006,000	814,000	10,243,000
MEXICO | Federal Government of Mexico, Secretariat of the Economy
Total			$ 814,000	814,000
MEXICO | Federal Government of Mexico, Treasury Federation
Total	$ 8,423,000	$ 1,006,000		$ 9,429,000